SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
VIEs financial information
Net revenue	¥ 1,616,166	¥ 1,055,960	¥ 703,636
Net (loss) income	(326,900)	(276,412)	(98,584)
Net cash provided by operating activities	(174,612)	(150,228)	(80,298)
Net cash used in investing activities	(2,035,778)	(1,147,064)	(731,905)
Net cash provided by (used in) financing activities	2,346,767	2,128,614	1,127,685
VIEs
VIEs financial information
Loans to be issued to shareholders for equity contribution	¥ 310,100
Loans issued to shareholders for equity contribution, Prior notice period	30 days
Net revenue	¥ 1,469,929	846,168	30,598
Net (loss) income	44,541	22,246	(5,327)
Net cash provided by operating activities	183,180	239,624	8,631
Net cash used in investing activities	(286,476)	(158,681)	(1,456)
Net cash provided by (used in) financing activities	(28,092)	304,973
Costs for outsourcing and other services provided by other entities within the Company	¥ 658,617	¥ 343,271	¥ 7,506